Assets Held For Sale (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)
Assets Held for Sale [Abstract]
Sale of property			$ 2,382,919	¥ 375,000,000
Sale of property and received deposit for the transaction			65,583	¥ 10,000,000
Building held for sale			2,000,116
Gain on disposal of property	$ 320,716	$ 320,716	$ 227,797